THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

SCHWAB CAPITAL TRUST

SCHWAB INVESTMENTS

SCHWAB STRATEGIC TRUST

LAUDUS TRUST

(all series)

Supplement dated December 31, 2020, to all currently effective Statements of Additional Information

(each, an SAI and collectively, the SAIs) for each series of the aforementioned Trusts and to currently effective Statutory Prospectuses as indicated below.

This supplement provides new and additional information beyond that contained in the SAIs and Statutory Prospectuses and should be read in conjunction with the SAIs and Statutory Prospectuses.

Effective December 31, 2020, Stephen Timothy Kochis and Gerald B. Smith have retired from the Board of Trustees of the Trusts and Jonathan de St. Paer has resigned as a Trustee from the Board of Trustees of the Trusts. As such, the following changes are made to each SAI:

1.	Revised Board of Trustees and Officers Tables

a.	The Independent Trustees table under the “Management of the Funds” section in each SAI is revised to remove all references to Stephen Timothy Kochis and Gerald B. Smith.

b.	The Interested Trustees table under the “Management of the Funds” section in each SAI is revised to remove all references to Jonathan de St. Paer.

c.	The information for Jonathan de St. Paer and Mark Fischer in the Officers table under the “Management of the Funds” section in each SAI is revised to the following:

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served)	Principal Occupations During the Past Five Years
OFFICERS

Jonathan de St. Paer

1973

President and Chief Executive Officer

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)

Director (Apr. 2019-present), President (Oct. 2018-present), and Chief Executive Officer (Apr. 2019-Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020-present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr.2019-present), President (Nov. 2018-present) and Trustee (Apr. 2019-Dec. 2020) Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019-present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019-present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014-Mar. 2019), and Vice President (Jan. 2009-Dec. 2013), Charles Schwab & Co., Inc.

Mark Fischer

1970

Treasurer, Chief Financial Officer and Chief Operating Officer

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)

Treasurer and Chief Financial Officer (Jan. 2016-present) and Chief Operating Officer (Dec. 2020-present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013-Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013-Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020-present) and Vice President (Oct. 2013-present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011-Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005-Mar. 2011), Massachusetts Financial Service Investment Management.

2.	Revised Individual Trustee Qualifications

Under the “Individual Trustee Qualifications” header in the “Management of the Funds” section in each SAI all references to Stephen Timothy Kochis, Gerald B. Smith and Jonathan de St. Paer are removed.

Also effective December 31, 2020, the Statutory Prospectuses for the Schwab Fundamental Index* ETFs, Schwab® Fixed-Income ETFs and Schwab® U.S. REIT ETF are revised as follows: Under the “Share Trading Prices” section of each Statutory Prospectus, the second paragraph is deleted in its entirety.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG113646-00 (12/20)

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